INCOME TAXES - Reconciliation of the Statutory Income Tax Rate to Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INCOME TAXES
Income before provision for income taxes	¥ 1,203,173	$ 188,804	¥ (773,359)	¥ 1,397,019
Statutory tax rate in the PRC (as a percent)	25.00%	25.00%	25.00%	25.00%
Income tax expense / (benefit) at statutory tax rate	¥ 300,793		¥ (193,340)	¥ 349,255
Non-deductible expenses	12,663		9,126	22,077
Research and development Super deduction	(8,508)		(5,460)	(10,820)
Effect of income not taxable	(24,604)			(12,786)
Effect of tax holiday and preferential tax rate	(132,485)		(178,938)	(126,577)
Adjustment on current income tax of the prior periods	(5,614)		6	(384)
Effect of different tax rates of subsidiaries operating in other jurisdictions	28,072		13,641	14,518
Effect of reversal of withholding income tax			(20,000)
Debt relief income (ii)				1,286,791
Utilization of tax losses from the prior period (ii)				(1,452,828)
Change in valuation allowance	(128)		294,354	169,982
Income tax expenses/ (benefits)	¥ 170,189	$ 26,706	¥ (80,611)	¥ 239,228